Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
Note 2 - Cash and Cash Equivalents

	December 31	December 31
	2011	2012

Denominated in U.S. dollars	$10,576	$9,157
Denominated in Euro	3,361	2,500
Denominated in NIS	318	468
Other	188	8

	$14,443	$12,133

Total decrease in cash and cash equivalents balance in 2012 that is due to changes in exchange- rate difference totaled $30 (in 2011- a decrease $ 319).